Leases - Maturities Of Gross Finance Lease Receivables (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Leases [Abstract]
2026	$ 254,191
2027	229,936
2028	227,564
2029	215,466
2030	211,872
2031 and thereafter	1,214,509
Total	$ 2,353,538